LONG-TERM LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
LONG-TERM LIABILITIES [Abstract]
Total cash installment payments	$ 55,000,000
Present value of total cash installment payments	$ 53,460,269
Long-term liabilities		$ 9,860,000